Exploration costs	6 Months Ended
Jun. 30, 2018
Disclosure Text Block [Abstract]
Oil and Gas Exploration and Production Industries Disclosures [Text Block]
14	Exploration costs

	Three months ended June 30		Six months ended June 30
	2018	2017	2018	2017
Mongolia	$33	$45	$65	$90
Other	(7)	64	31	88
	$26	$109	$96	$178